Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Trade and Other Receivables [Table Text Block]
Other receivables, which reflect amounts from non-trade activity and other noncurrent assets, consist of the following at:

	December 31, 2014	December 31, 2013
French government R&D credit	$-	$400,379
Other receivables	119,230	34,899
Other receivables - current	$119,230	$435,278

Deposits	$136,693	$23,249
Other noncurrent assets	$136,693	$23,249

Schedule of Inventory, Current [Table Text Block]
Inventory

Inventory represents finished goods and work in progress. Finished goods and work in progress consist primarily of specifically identifiable items that are valued at the lower of cost or fair market value using the first-in, first-out (FIFO) method. Inventory consists of the following at:

	December 31, 2014	December 31, 2013
Finished goods	$18,739	$360,607
Work in progress	142,562	104,727
Total Inventory	$161,301	$465,334

Property Plant And Equipment Useful Life [Table Text Block]
Property and equipment and leasehold improvements are capitalized at cost and depreciated using the straight-line method (the Company used the double-declining balance method for property and equipment placed in service prior to January 2011) over estimated lives as follows:

Laboratory Equipment	5 - 10 years
Computers	5 years
Leasehold improvements	Life of lease
Software	3 years

Property, Plant and Equipment [Table Text Block]
Property and equipment consists of the following at:

	December 31, 2014	December 31, 2013
Lab equipment	$7,313,979	$6,620,662
Computer equipment	540,814	563,976
Office equipment	229,785	248,490
Leasehold improvements	434,304	477,682
	8,518,882	7,910,810
Accumulated depreciation	(5,558,792)	(5,024,634)
Property and equipment, net	$2,960,090	$2,886,176

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Revenue by component was as follows:

	Year Ended
	December 31, 2014	December 31, 2013
Molecular Information Services	$504,750	$199,220
LAESI Instrument Platform	743,250	651,584
Research Products	400,141	372,688
Grants and Other Collaborations	120,171	-
Gross Revenue	$1,768,312	$1,223,492

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Other payables and accrued expenses, which reflect amounts due from non-trade activity, consist of the following at:

	December 31, 2014	December 31, 2013
Accrued expenses	$31,104	$653,047
Accrued interest	201,844	39,911
Accrued warranties	50,000	81,250
Accrued payroll and benefits	219,973	286,979
Unearned revenue	15,900	7,980
Other payables and accrued expenses	$518,821	$1,069,167

Fair Value Inputs, Instruments Classified in Shareholders Equity, Quantitative Information [Table Text Block]
A range of key quantitative assumptions related to the common stock and warrants issued during 2014 and 2013 are as follows:

	December 31, 2014
	Expected Life (Years)	Risk Free Rate	Volatility	Probability of a Capital Raise
Derivative liabilities	1-5	1.38%	77.86%	100%

	December 31, 2013
	Expected Life (Years)	Risk Free Rate	Volatility	Probability of a Capital Raise
Derivative liabilities	1-5	0.13-1.75%	83.3-88.3%	100%

Fair Value, by Balance Sheet Grouping [Table Text Block]
The derivative liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2014
	Carrying Value	Level 1	Level 2	Level 3
Derivative liabilities – common stock	$88,871	-	-	$88,871
Derivative liabilities – warrants	65,187	-	-	65,187
Total	$154,058	-	-	$154,058

	Fair Value Measurements at December 31, 2013
	Carrying Value	Level 1	Level 2	Level 3
Derivative liabilities – common stock	$558,799	-	-	$558,799
Derivative liabilities – warrants	64,788	-	-	64,788
Total	$623,587	-	-	$623,587

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The table below provides a summary of the changes in fair value of the derivative liabilities measured at fair value on a recurring basis:

	Year Ended December 31, 2014
	Derivative liabilities - Common Stock	Derivative liabilities - Warrants	Total Fair Value Measurements Using Level 3 Inputs
Beginning balance	$558,799	$64,788	$623,587
Issuance of warrants	-	2,550	2,550
Anti-dilution shares to be issued	(1,771,362)	-	(1,771,362)
Unrealized (gain) loss on derivative liabilities	1,301,434	(11,449)	1,289,985
Recognition of derivative liabilities	-	9,298	9,298
Ending balance	$88,871	$65,187	$154,058

	Year Ended December 31, 2013
	Derivative liabilities - Common Stock	Derivative liabilities - Warrants	Total Fair Value Measurements Using Level 3 Inputs
Beginning balance	$-	$-	$-
Issuance of warrants	-	45,685	45,685
Unrealized (gain) loss on derivative liabilities	(257,846)	(122,140)	(379,986)
Recognition of derivative liabilities	816,645	141,243	957,888
Ending balance	$558,799	$64,788	$623,587